Share capital and reserves, Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Issued Shares [Abstract]
Number of outstanding shares - beginning balance (in shares)	52,028,145
Share issue from public offering (in shares)	10,000,000
Share option exercises (in shares)	1,250
Number of outstanding shares - ending balance (in shares)	62,029,395	52,028,145
Beginning balance	$ 178,951	$ 249,816
Share option exercises	0	15
Share issue from public offering	139,848
Ending balance	279,703	218,968
Share Capital [Member]
Issued Shares [Abstract]
Beginning balance	1,301	1,301
Share option exercises	0	0
Share issue from public offering	250
Ending balance	1,551	1,301
Additional Paid-in Capital [Member]
Issued Shares [Abstract]
Beginning balance	291,463	291,448
Share option exercises	0	15
Share issue from public offering	139,598
Ending balance	$ 431,061	$ 291,463